Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Income Tax Status	Income Tax Status
Effective December 4, 2015, the Plan was restated utilizing the Automatic Data Processing (“ADP”) Defined Contribution Plan Non-standardized 401(k) Profit Sharing Plan document. ADP received an opinion letter dated October 6, 2020, in which the Internal Revenue Service ("IRS") stated that as of that date the Plan document was designed in compliance with the applicable requirements of the IRC. The Plan has been amended since that date, however, the Plan Administrator believes the Plan continues to be operated in compliance with the applicable requirements of the IRC and, therefore, believes that the Plan, as amended, is qualified and the related trust is tax exempt.

Effective July 1, 2022, the Plan was amended and restated to bring the Plan into compliance with legislative and regulatory changes set forth in IRS Notice 2017-37 and other legal requirements. The Effective Date of this amendment and restatement shall be the first day of the month following the date on which this amendment and restatement is executed; provided that if this amendment and restatement is executed in the last month of the Cycle 3 restatement adoption period established by the Internal Revenue Service for preapproved plans, the effective date of this amendment and restatement shall be the last day of said Cycle 3 restatement adoption period.
Assuming it meets certain initial and ongoing requirements, the Plan is generally exempt from federal and state income taxes. However, generally accepted accounting principles requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan Administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.